Annual Total Returns - FidelityLatinAmericaFund-AMCIZPRO - FidelityLatinAmericaFund-AMCIZPRO - Fidelity Latin America Fund	Dec. 30, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Latin America Fund - Class A
Bar Chart Table:
Annual Return 2012	3.77%
Annual Return 2013	(17.50%)
Annual Return 2014	(16.50%)
Annual Return 2015	(30.07%)
Annual Return 2016	19.35%
Annual Return 2017	30.08%
Annual Return 2018	(10.70%)
Annual Return 2019	40.19%
Annual Return 2020	(20.81%)
Annual Return 2021	(15.84%)